Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Total	€ 3,040	€ 624	€ 414
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	853	2,476	2,291
Gain from change in demographic assumptions	(13)	288	813
(Loss)/gain from change in financial assumptions	989	(2,007)	(2,391)
Experience gain	30	100	71
Change in asset ceiling, excluding amounts included in interest expense	1,181	(233)	(370)
Total	€ 3,040	€ 624	€ 414